SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	December 31, 2023	December 31, 2022	December 31, 2021
Cost of sales	$—	$72	$437
Research and development	8,397	13,188	208,935
Selling, general and administrative	7,881	13,632	238,705
	$16,278	$26,892	$448,077
Share option plans

In 2011, the Board of Directors of the Company adopted the REE Automotive Ltd. Employees and Non-Employees Share Incentive Plan (as amended the “2011 Share Incentive Place”). As of the date of the consummation of the Merger, (for further details, see also Note 10), the Board of Directors approved the REE Automotive Ltd. 2021 Share Incentive Plan (the “2021 Share Incentive Place”). The 2021 Plan provides for the grant of options, ordinary shares, restricted shares, restricted share units (“RSUs”), stock appreciation rights, other cash-based awards, and other share-based awards which may be granted to employees, officers, non-employee consultants and directors of the Company. Concurrently, the Board of Directors decided to cancel the reservation of 70,966 Ordinary Shares which were previously reserved by the Board under the 2011 Share Incentive Plan, such that following such cancellation the balance of un-allocated shares (underlying option awards) under the Plan shall be zero. 771,421 Class A Ordinary Shares were reserved for issuance of awards under the 2021 Plan, in accordance with and subject to the terms and conditions of the 2021 Plan. In addition, there was an annual increase in the option pool on January 1, 2023 for 588,986.

As of December 31, 2023, 346,883 Class A Ordinary Shares were available for future grants under the 2021 plan. Any share underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2021 Share Incentive Plan. In addition, there was an annual increase in the option pool on January 1, 2024 for 640,004.

The Board and the shareholders of the Company approved the reservation for issuance under the “REE Automotive, Ltd. Employee Stock Purchase Plan” (the “ESPP”) of such number of Class A Ordinary Shares equal to 2% of the Class A Ordinary Shares to be issued and outstanding as of the consummation of the Merger. 154,284 Class A Ordinary Shares were reserved for issuance of awards under the ESPP, in accordance with and subject to the terms and conditions of the ESPP. The total amount reserved is available for issuance as of December 31, 2023.

In general, options granted under the Plan vest over a three-year period and expire 10 years from the date of grant. The expiration date may not be later than 10 years from the date of grant unless determined otherwise by the board of directors. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire 90 days after the date of termination, unless determined otherwise by the Company.
NOTE 13. SHARE-BASED COMPENSATION (cont.)

Options granted to employees and non-employees

A summary of option balances under the 2021 and 2011 Share Incentive Plan as of December 31, 2023, and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2023	3,516,256	$5.70	7.30	$20,646
Granted	283,175	$0.03
Exercised	(119,122)	$1.09
Forfeited	(154,715)	$16.65
Cancelled	—	$—
Outstanding at December 31, 2023	3,525,594	$5.02	6.50	$13,250
Exercisable at December 31, 2023	3,288,211	$5.35	6.21	$12,039
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

The Company recognizes forfeitures as they occur. As of December 31, 2023, unrecognized compensation cost related to share awards was $5,459, which was expected to be recognized over a weighted average period of 2.04 years. The weighted average grant date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $10.86, $56.70, and $292.80.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2023:

			Outstanding Options			Exercisable Options
Range of exercise prices			Number of outstanding options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price	Number of exercisable options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price
$0.00	-	$0.60	2,047,097	4.46	$0.00	1,810,278	4.02	$0.00
$0.60	-	$1.50	682,702	0.86	$0.23	682,702	0.92	$0.25
$1.50	-	$3.00	24,032	0.03	$0.02	24,032	0.03	$0.02
$30.00	-	$30.00	675,503	1.09	$2.53	675,281	1.17	$2.71
$30.00	-	$292.20	96,260	0.06	$2.24	95,918	0.06	$2.36
Total			3,525,594	6.50	$5.02	3,288,211	6.21	$5.35
NOTE 13. SHARE-BASED COMPENSATION (cont.)

Restricted share units activity

The following table summarizes restricted share units activity:

	Number of restricted share units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2023	128,108	$68.70
Granted	873,496	9.67
Vested	(105,988)	47.20
Forfeited	(73,375)	72.04
Expired	—	—
Outstanding at December 31, 2023	822,241	$11.85
As of December 31, 2023, total compensation costs related to unvested restricted share units granted to employees not yet recognized was $7,432. This cost will be amortized over a weighted-average remaining period of 1.86 years. The weighted average grant date fair value of restricted share units granted during the years ended December 31, 2023, 2022 and 2021 was $9.67, $68.70 and $130.50, respectively.